Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	34.00%
Increase (Decrease) in Net Deferred Tax Asset Due to Tax Rate Change	$ (1,100)
Income Amount in Retained Earnings, Represent Without Income Tax Provision		$ 8,800
Deferred Tax Assets, Valuation Allowance, Total		0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total		$ 800